Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Wi-Fi equipment	– 3 years
Office and other equipment	– 3 to 5 years
Vehicles	– 5 years

Schedule of weighted average economic lives of intangible assets
Copyright	– 10 years
Trademarks	– 10 years
Patents	– 10 years
Customer Relationship	– 10 years
Technology	– 7 years
Software	– 5 years

Schedule of revenue recognized that were included in contract liabilities
Revenue recognized in 2020	$(566,587)
Other income recognised in 2020	(1,449,254)
Increase in contract liabilities	578,945
Exchange difference	27,081
December 31, 2020	657,542

Revenue recognised in 2021	(787,181)
Other income recognised in 2021	-
Increase in contract liabilities	1,698,739
Exchange difference	5,967
December 31, 2021	$1,575,067

Schedule of disaggregation of revenue
	Fiscal Year Ended December 31,
	2021	2020	2019
	(dollars in thousands)
Revenues
LBS advertising	$131,423	$17,895	$17,806
Remote Sensing and GIS Data Management Service Platform software and services	4,545	69	-
Smart transportation	9,100	300	973

Total revenues	$145,068	$18,264	$18,779

LBS advertising	90.6%	98.0%	94.8%
Remote Sensing and GIS Data Management Service Platform software and services	3.1%	0.4%	-%
Smart transportation	6.3%	1.6%	5.2%

Total	100.0%	100.0%	100.0%

Schedule of reconciliation of basic and diluted net loss per share
	Year Ended December 31,
	2021	2020	2019
Net loss available to owners of the Company for basic and diluted net loss per share of ordinary shares	$(68,801,252)	$(39,865,640)	$(31,513,178)
Weighted average ordinary stock outstanding - basic and diluted	334,907,324	221,984,037	201,005,995
Net loss per ordinary share attributable to owners of the Company - basic and diluted	$(0.21)	$(0.18)	$(0.16)

Schedule of major customers
	Year Ended December 31,
Customer	2021	2020	2019
A	18%	-	-
B	13%	-	-
C	-	21%	33%
D	-	-	12%
E	-	-	12%
F	-	10%	-
G	-	10%	-

	December 31,
Customer	2021	2020
A	-	12%
D	-	18%
E	-	28%
H	-	19%
I	-	11%
J	18%	-
K	18%	-
L	19%	-